OTHER LONG-TERM ASSETS - Narrative (Details) - Keystone XL - Liquids Pipelines $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges	$ 3,126
Under construction
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges	$ 2,896